Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Shares, Beginning balance	1,535	285
Shares, granted	1,113	1,290	327
Shares, issued	(19)	0	0
Shares, canceled/forfieted	(98)	(40)	(42)
Shares, Ending balance	2,531	1,535	285
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Shares, Beginning balance	30,617	31,834	31,026
Shares, granted	8,487	10,582	12,197
Shares, issued	(9,685)	(10,078)	(9,278)
Shares, canceled/forfieted	(1,726)	(1,721)	(2,111)
Shares, Ending balance	27,693	30,617	31,834
Minimum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	6 months
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	6 months
Maximum [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	3 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option units vesting period	3 years